Rule 497(e)
                                                       Registration No. 33-75340

                       GUINNESS FLIGHT WIRED(R) INDEX FUND

                       Supplement Dated November 23, 1998
                                       to
                       Prospectus Dated November 23, 1998

         The Guinness Flight Wired(R) Index Fund will not be available to investors until December 15, 1998.